Taxation (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Summary of Loss by Tax Jurisdiction

Loss by tax jurisdictions

	Years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Loss from Mainland China operations	722,687	456,596	882,229
Loss from non-Mainland China operations	10,122	53,816	71,618
Total loss before tax and share of loss of equity-method investments	732,809	510,412	953,847

Summary of Current and Deferred Portion of Income Tax Expenses Included in Consolidated Statements of Operations and Comprehensive Loss

The current and deferred portion of income tax expenses included in the consolidated statements of operations and comprehensive loss are as follows:

	Years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Current tax expenses	—	—	—
Deferred tax benefits	(30,120)	(47,320)	(143,863)
Total income tax benefits	(30,120)	(47,320)	(143,863)

Schedule of Reconciliation of Total Tax Expenses Computed by Applying Respective Statutory Income Tax Rate to Pre-Tax Income

The Group did not incur any current income tax expenses for the years ended December 31, 2019, 2020 and 2021. The reconciliation of total tax expenses computed by applying the respective statutory income tax rate to pre-tax income is as follows:

	Years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
PRC income tax rate	25.00%	25.00%	25.00%
Expenses not deductible for tax purposes	(1.03%)	(2.75%)	(11.86%)
Super deduction on technology and content expenses	2.87%	3.52%	2.83%
Effect of preferential tax rate for high-tech enterprises	(2.69%)	(6.16%)	6.25%
Effect of different tax rates of a subsidiary operating in other jurisdiction	(0.12%)	(1.33%)	(1.85%)
Effect of enacted tax rate change of deferred tax liabilities	—	0.20%	—
Effect of expired tax loss	—	—	(0.54%)
Change in valuation allowance	(20.03%)	(9.42%)	(4.62%)
True up	0.11%	0.21%	(0.13%)
Total	4.11%	9.27%	15.08%

Summary of Deferred Tax Assets and Deferred Tax Liabilities
11.	Taxation—(Continued)

Deferred tax assets and deferred tax liabilities:

	As of December 31,
	2019	2020	2021
	RMB	RMB	RMB
Deferred tax assets
Tax loss carried forward	229,955	283,378	278,980
Deductible temporary differences	38,481	32,982	59,598
Allowance for credit losses	98	—	375
Inventory provision	—	—	649
Unrealized fair value losses for certain investments	—	—	438
Impairment loss of long-term investments	—	—	4,125
Total deferred tax assets	268,534	316,360	344,165
Less: valuation allowance	(268,534)	(316,360)	(344,165)
Net deferred tax assets	—	—	—
Deferred tax liabilities
Identifiable intangible assets and deferred cost acquired	389,280	341,960	223,138
Total deferred tax liabilities	389,280	341,960	223,138

Movement of Deferred Tax Valuation Allowance

The movement of deferred tax valuation allowance is as follows:

	As of December 31,
	2019	2020	2021
	RMB	RMB	RMB
Balance at beginning of the year	119,106	268,534	316,360
Additions, net of foreign exchange impacts	149,428	47,826	27,805
Balance at end of the year	268,534	316,360	344,165